Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our CEO and named executive officers (NEOs) and certain financial performance measures of LivaNova. For further information on LivaNova’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Pay vs. Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)		Adjusted Net Income (millions)(8)
						Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)		(d)	(e)	(f)	(g)	(h)		(i)
2022	$8,565,545	-$	2,575,035	$2,076,241	$178,933	$73.63	$113.92	-$	86.2	$129.2
2021	$10,080,644		$15,281,126	$2,161,897	$3,038,616	$115.91	$140.40	-$	135.8	$106.7
2020	$6,902,353		$5,689,235	$1,730,387	$1,334,414	$87.78	$117.63	-$	348.8	$59.0

(1)
Amounts reflect the total compensation reported for Mr. McDonald in the “Total” column in the “Summary Compensation Table” for each corresponding year.

(2)
Amounts represent “compensation actually paid” to Mr. McDonald, by applying the following adjustments to Mr. McDonald’s total compensation for each year, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. McDonald during the applicable year.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)(c)		Compensation Actually Paid to PEO
2022	$8,565,545	$6,133,230	-$	5,007,350	-$	2,575,035
2021	$10,080,644	$6,599,210		$11,799,692		$15,281,126
2020	$6,902,353	$5,621,030		$4,407,912		$5,689,235

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,336,237	-$	7,788,109	—	-$	555,478	—	—	-$	5,007,350
2021	$9,284,521		$2,130,242	—		$384,929	—	—		$11,799,692
2020	$9,046,834	-$	2,535,954	—	-$	2,102,967	—	—		$4,407,912
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow and ROIC PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
(3)
Amounts reflect the average of the total compensation reported for LivaNova’s NEOs (excluding Mr. McDonald, who was our CEO in all of the years presented) in the “Total” column of the Summary Compensation Table for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; (ii) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (iii) for 2020, Messrs. Huston, Shvartsburg Dolci and Khoury, and Ms. Skeffington.

(4)
Amounts reflect the average “compensation actually paid” to the non-CEO NEOs as a group, by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)		Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,076,241	$1,169,181	-$	728,127	$178,933
2021	$2,161,897	$1,084,278		$1,960,997	$3,038,616
2020	$1,730,387	$1,117,564		$721,591	$1,334,414

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$594,989	-$	1,209,493	—	-$	113,622	—	—	-$	728,127
2021	$1,520,688		$380,546	—		$59,764	—	—		$1,960,997
2020	$1,354,604	-$	437,983	—	-$	195,031	—	—		$721,591

(5)
The amounts in this column assume the investment of $100 on December 31, 2019 in LivaNova’s Ordinary Shares traded on the Nasdaq and the reinvestment of all dividends since that date.

(6)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.

(7)
Amounts reflect the Company’s net income as reported in its audited financial statements for the applicable year.

(8)
Amounts reflect Adjusted Net Income as the Company-Selected Measure. Adjusted Net Income is defined as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments and other infrequent, unusual or non-recurring items not incurred in the ordinary course of business.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote [Text Block]	(1) Amounts reflect the total compensation reported for Mr. McDonald in the “Total” column in the “Summary Compensation Table” for each corresponding year.
Peer Group Issuers, Footnote [Text Block]
(6)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.

PEO Total Compensation Amount	$ 8,565,545	$ 10,080,644	$ 6,902,353
PEO Actually Paid Compensation Amount	$ (2,575,035)	15,281,126	5,689,235
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts represent “compensation actually paid” to Mr. McDonald, by applying the following adjustments to Mr. McDonald’s total compensation for each year, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. McDonald during the applicable year.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)(c)		Compensation Actually Paid to PEO
2022	$8,565,545	$6,133,230	-$	5,007,350	-$	2,575,035
2021	$10,080,644	$6,599,210		$11,799,692		$15,281,126
2020	$6,902,353	$5,621,030		$4,407,912		$5,689,235

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,336,237	-$	7,788,109	—	-$	555,478	—	—	-$	5,007,350
2021	$9,284,521		$2,130,242	—		$384,929	—	—		$11,799,692
2020	$9,046,834	-$	2,535,954	—	-$	2,102,967	—	—		$4,407,912
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow and ROIC PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,076,241	2,161,897	1,730,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 178,933	3,038,616	1,334,414
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reflect the average “compensation actually paid” to the non-CEO NEOs as a group, by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)		Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,076,241	$1,169,181	-$	728,127	$178,933
2021	$2,161,897	$1,084,278		$1,960,997	$3,038,616
2020	$1,730,387	$1,117,564		$721,591	$1,334,414

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$594,989	-$	1,209,493	—	-$	113,622	—	—	-$	728,127
2021	$1,520,688		$380,546	—		$59,764	—	—		$1,960,997
2020	$1,354,604	-$	437,983	—	-$	195,031	—	—		$721,591

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid (CAP) for CEO and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The following chart shows the relationship between Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs relative to the Company’s TSR as well as the TSR of our performance graph peer group. As the chart demonstrates, historically, Compensation Actually Paid has been directionally aligned with the movement of our TSR, predominantly as a result of the fact that a substantial portion of executive officer compensation is in the form of long-term incentives where value is tied directly to The Company’s share price. Our TSR has also been directionally aligned with the TSR of our performance graph peer group.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid for CEO and Non-CEO NEOs (Average) vs. Net Income
The following chart shows the relationship between net income and Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs. Net income does not play a direct role in determining compensation for our short- and long-term incentive plans. To the extent that net income drives stock price performance and returns value to our shareholders, we would expect net income to impact compensation through the equity instruments included in our long-term incentive plan.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid for CEO and Non-CEO NEOs (Average) vs. Adjusted Net Income
The following chart shows the relationship between adjusted net income and Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs. Adjusted net income is one of the two financial metrics of our short-term incentive plan and is one of the factors that the Compensation Committee considers when reviewing the compensation of our NEOs annually. Although there was meaningful correlation between CAP and adjusted net income for 2020 and 2021, Compensation Actually Paid in 2022 decreased significantly relative to 2021 despite a significant improvement in adjusted net income in 2022. In a volatile stock market, the CAP for our NEOs is strongly impacted by LivaNova Stock price, which aligns with shareholders’ interests, although the stock price at the end of 2022 did not necessarily reflect the Company’s improved adjusted net income performance.

Tabular List [Table Text Block]
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by LivaNova to link executive compensation to company performance during fiscal year 2022 were:
•
Net Sales

•
Adjusted Net Income

•
Relative TSR

•
Adjusted Free Cash Flow

•
Return on Invested Capital

Total Shareholder Return Amount	$ 73.63	115.91	87.78
Peer Group Total Shareholder Return Amount	113.92	140.4	117.63
Net Income (Loss)	$ (86,200,000)	$ (135,800,000)	$ (348,800,000)
Company Selected Measure Amount	129.2	106.7	59.0
PEO Name	Mr. McDonald
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Non-GAAP Measure Description [Text Block]
(8)
Amounts reflect Adjusted Net Income as the Company-Selected Measure. Adjusted Net Income is defined as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments and other infrequent, unusual or non-recurring items not incurred in the ordinary course of business.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,133,230	$ 6,599,210	$ 5,621,030
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,007,350)	11,799,692	4,407,912
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,336,237	9,284,521	9,046,834
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,788,109)	2,130,242	(2,535,954)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(555,478)	384,929	(2,102,967)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,169,181	1,084,278	1,117,564
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(728,127)	1,960,997	721,591
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	594,989	1,520,688	1,354,604
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,209,493)	380,546	(437,983)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (113,622)	$ 59,764	$ (195,031)